ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Disclosure of discontinued operations

Year Ended December 31, 2020
Cash consideration upon Closing	$25.0
Additional consideration	1.8
Deferred consideration - milestone payments[1]	14.3
Deferred consideration - litigation settlement	1.2
$42.3
1.Fair value ascribed to the payments contingent on reaching the production milestones. The significant estimates and assumptions used in determining the fair value of the contingent payments were the production profile and discount rate (level 3 of the fair value hierarchy).

Year Ended December 31, 2020
Consideration	$42.3
Investment in Sadiola, net of dividend received	37.4
Gain on disposal	4.9
Transaction costs	(0.8)
$4.1
Net earnings (loss) from discontinued operations is comprised of the following:

	Years ended December 31,
	2020	2019
Gain on disposal of Sadiola	$4.1	$—
Share of net loss, net of income taxes	—	(24.6)
Impairment charge	—	(9.4)
Loss on investment in Yatela	—	(5.3)
	$4.1	$(39.3)

Disclosure of non-current assets and liabilities held for sale, discontinued operations

	Notes	Assets held for sale - Sadiola	Liabilities held for sale - Yatela
Balance, December 31, 2018		$—	$—
Reclassification from Investments in associate and incorporated joint ventures	10	45.0	—
Reclassification from Other non-current assets	37	10.0	—
Reclassification from Provisions	15	—	(13.2)
Loss from discontinued operations		(9.4)	(5.3)
Balance, December 31, 2019		$45.6	$(18.5)
Share of dividend received		(8.2)	—
Derecognition of investment in Sadiola		(37.4)	—
Balance, December 31, 2020		$—	$(18.5)

Cash flows from discontinued operations
Net cash from discontinued operations:

	Years ended December 31,
	2020	2019
Net cash from operating activities	$8.2	$2.1
Net cash from investing activities	$25.0	$4.1
Net cash from financing activities	$—	$—
Net cash used in operating activities related to closed mines

		Years ended December 31,
	Notes	2020	2019
Net loss from closed mines		$(7.4)	$(27.4)
Adjustments for:
Share of net loss from investments in associate and incorporated joint ventures, net of income taxes	10	—	(0.1)
Finance costs at closed mines	32	1.1	1.0
Changes in estimates of asset retirement obligations at closed sites	31	6.1	21.0
Loss on investment in Yatela	11	—	5.3
Movement in non-cash working capital at closed sites		(0.1)	—
Adjustments for cash items:
Disbursements related to asset retirement obligations at closed sites	15(a)	(1.9)	(2.1)
		$(2.2)	$(2.3)